REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2021
REDEEMABLE NONCONTROLLING INTERESTS
REDEEMABLE NONCONTROLLING INTEREST

15. REDEEMABLE NONCONTROLLING INTERESTS

Redeemable noncontrolling interests (RNCI) mainly relate to the equity incentive arrangements the Company has made available to the senior employees of the Classifieds business unit, pursuant to which such persons are eligible to receive options to acquire depositary receipts (“DRs”), which entitle them to economic interests in the respective subsidiaries of the Company.

The redeemable noncontrolling interests as of December 31, 2020 and 2021 were measured at the redemption value and consisted of the following:

	2020	2021	2021
	RUB	RUB	$
RNCI related to the DRs acquired by the senior employees	215	—	—
RNCI related to the options to acquire DRs	2,455	869	11.7
RNCI recognized in connection with business combination	497	—	—
Total redeemable noncontrolling interests	3,167	869	11.7

The changes in the redeemable noncontrolling interests were as follows:

	2020	2021	2021
	RUB	RUB	$
Balance at the beginning of period	14,246	3,167	42.6
Change in redemption value	569	(498)	(6.7)
Additional recognition	490	121	1.6
Purchase of redeemable noncontrolling interests	(9,793)	(1,921)	(25.8)
Acquisition of redeemable noncontrolling interests	493	—	—
Exchange of noncontrolling interests	(2,889)	—	—
Foreign currency translation adjustment	51	—	—
Balance at the end of period	3,167	869	11.7

The fair value of the redeemable noncontrolling interests was measured at the redemption value using a discounted cash flow (“DCF”) methodology. The most significant quantitative inputs used to measure the redemption value are the future revenue growth rates, projected adjusted earnings margins, terminal growth rate and discount rates. The inputs are based on the Company’s past experience and best estimates of future cash flows (Note 6).

In September 2020, the Company offered the employees of one of its business units an opportunity to exchange up to an aggregate of 201,395 of their outstanding Business Unit Equity Awards for an aggregate of 838,463 RSUs; this exchange was completed in October 2020. The replacement RSUs vest on the same schedule as the initial awards. The exchange was accounted for as a modification of the Business Unit Equity Awards resulting in an additional RUB 627 recognized immediately upon modification. The exchange effect of redeemable noncontrolling interests was RUB 2,889 in 2020.

In July 2020, the Company recognized RUB 493 of redeemable noncontrolling interests due to the acquisition of a majority interest in Yandex Market (Note 3).

During the years ended December 31, 2020 and 2021, the Company completed the purchase of redeemable noncontrolling interests in the amount of RUB 9,793 and RUB 1,921 ($25.8), respectively.

No dividends were paid or payable to the redeemable noncontrolling interests in the years ended December 31, 2020 and 2021.